Secured Notes Payable (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Value	$ 2,510,000	$ 402,000
Adjustment to fair value-warrants	(835,000)	205,000
Exchange of warrants for common stock - April 2, 2015		(607,000)
Additional conversion feature added December 2015		609,000
Issuance of Notes in April/May 2015		611,000
Additional Warrants issued for debt amendment	1,645,000	182,000
Warrants issued pursuant to PIPE transaction		1,115,000
Modification of Conversion Feature - debt amendment	1,429,000	(7,000)
Ending balance	4,749,000	2,510,000
Warrants Liability [Member]
Value	1,297,000	402,000
Adjustment to fair value-warrants	(232,000)	205,000
Exchange of warrants for common stock - April 2, 2015		$ (607,000)
Additional conversion feature added December 2015
Issuance of Notes in April/May 2015
Additional Warrants issued for debt amendment	$ 1,645,000	$ 182,000
Warrants issued pursuant to PIPE transaction		$ 1,115,000
Modification of Conversion Feature - debt amendment
Ending balance	$ 2,710,000	$ 1,297,000
Embedded Note Conversion Feature [Member]
Value	1,213,000
Adjustment to fair value-warrants	$ (603,000)
Exchange of warrants for common stock - April 2, 2015
Additional conversion feature added December 2015		$ 609,000
Issuance of Notes in April/May 2015		$ 611,000
Additional Warrants issued for debt amendment
Warrants issued pursuant to PIPE transaction
Modification of Conversion Feature - debt amendment	$ 1,429,000	$ (7,000)
Ending balance	$ 2,039,000	$ 1,213,000